Convertible Notes Payable (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Apr. 30, 2016	Apr. 30, 2015	Jul. 31, 2015	Jul. 31, 2014
Beneficial conversion discount	$ 810,752	$ 867,488	$ 1,142,949	$ 1,118,979
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member]
Total convertible notes payable	810,752		1,142,949	1,118,979
Beneficial conversion discount	810,752		1,142,949
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2018 [Member]
Total convertible notes payable	$ 521,122
Conversion Price (in dollars per share)	$ 0.45
Issuance Date	Oct. 31, 2015
Beneficial conversion discount	$ 521,122
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due January 31, 2019 [Member]
Total convertible notes payable	$ 161,937
Conversion Price (in dollars per share)	$ 0.14
Issuance Date	Jan. 31, 2016
Beneficial conversion discount	$ 161,937
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due April 30, 2019 [Member]
Total convertible notes payable	$ 127,693
Issuance Date	Apr. 30, 2016
Debt discount	60.00%
Beneficial conversion discount	$ 127,693
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2016 [Member]
Total convertible notes payable			$ 331,561
Conversion Price (in dollars per share)			$ 0.01
Issuance Date			Oct. 31, 2014
Beneficial conversion discount			$ 331,561
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due January 31, 2017 [Member]
Total convertible notes payable			$ 269,815
Conversion Price (in dollars per share)			$ 0.01
Issuance Date			Jan. 31, 2015
Beneficial conversion discount			$ 269,815
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due April 30, 2017 [Member]
Total convertible notes payable			$ 266,112
Conversion Price (in dollars per share)			$ 0.90
Issuance Date			Apr. 30, 2015
Beneficial conversion discount			$ 266,112
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due July 31, 2017 [Member]
Total convertible notes payable			$ 275,461
Conversion Price (in dollars per share)			$ 0.80
Issuance Date			Jul. 31, 2015
Beneficial conversion discount			$ 275,461
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due October 31, 2015 [Member]
Total convertible notes payable				$ 516,920
Conversion Price (in dollars per share)				$ 0.02
Issuance Date				Oct. 31, 2013
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due November 30, 2015 [Member]
Total convertible notes payable				$ 83,265
Conversion Price (in dollars per share)				$ 0.01
Issuance Date				Nov. 30, 2013
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due January 31, 2016 [Member]
Total convertible notes payable				$ 117,719
Conversion Price (in dollars per share)				$ 0.01
Issuance Date				Jan. 31, 2014
Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] | 10% Convertible Note Payable Due July 31, 2016 [Member]
Total convertible notes payable				$ 401,075
Conversion Price (in dollars per share)				$ 0.01
Issuance Date				Jul. 31, 2014